LOANS RECEIVABLE, NET - Loans receivable (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
LOANS RECEIVABLE, NET.
Loans receivable	¥ 15,844,979	¥ 18,557,814	¥ 13,652,723
Less allowance for loan losses	(1,336,642)	(1,265,806)	(948,893)	¥ (882,091)	¥ (671,411)	¥ (421,767)
Loans receivable, net	14,508,337	17,292,008	12,703,830
Accrued interest receivable	113,658	151,625	86,144
Net of allowance for loans receivable	¥ 9,588	¥ 10,342	¥ 5,987